Trade payables, short-term contract liabilities and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Trade payables, short-term contract liabilities and other current liabilities
Schedule of trade payables and other current liabilities

	As of December 31,
(in thousands of euros)	2021	2022	2023
Trade payables	14,602	19,359	37,679
Short-term contract liabilities	—	6	6
Trade payables and other current liabilities	14,602	19,364	37,685

Schedule of trade payables break down by payment

	As of December 31,
(in thousands of euros)	2021	2022	2023
Due in 30 days	14,445	19,156	24,995
Due in 30-60 days	158	201	12,684
Due in more than 60 days	—	2	—
Trade payable	14,602	19,359	37,679